Expense Example, No Redemption (Vanguard International Value Fund - Investor Shares, Vanguard International Value Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard International Value Fund - Investor Shares | Vanguard International Value Fund
Expense Example, No Redemption:
1 YEAR	$ 42
3 YEAR	132
5 YEAR	230
10 YEAR	$ 518